OTHER PAYABLES (Details) - BRL (R$) R$ in Thousands		Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Other payables, current		R$ 1,878,203	R$ 1,117,034
Other payables, noncurrent		2,216,418	1,948,164
Total other current payables		9,318,651	8,904,654
Total other non current payables		2,216,418	1,948,164
Payables To Related Parties [Member]
IfrsStatementLineItems [Line Items]
Other payables, current		109,087	50,624
Other payables, noncurrent		53,356	66,607
Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Other payables, current		416,935
Other payables, noncurrent		69,472	101,822
Dividends And Interest On Capital Payable [Member]
IfrsStatementLineItems [Line Items]
Other payables, current		611,307	1,206,870
Advances From Customers [Member]
IfrsStatementLineItems [Line Items]
Other payables, current	[1]	1,120,072	2,140,783
Other payables, noncurrent	[1]	943,919	947,896
Taxes In Installments [Member]
IfrsStatementLineItems [Line Items]
Other payables, current		280,721	51,999
Other payables, noncurrent		184,106	152,420
Profit Sharing Employees [Member]
IfrsStatementLineItems [Line Items]
Other payables, current		266,705	223,885
Taxes Payable [Member]
IfrsStatementLineItems [Line Items]
Other payables, noncurrent		10,925	10,378
Provision From Consumption And Services [Member]
IfrsStatementLineItems [Line Items]
Other payables, current		241,965	216,692
Third Party Materials In Our Possession [Member]
IfrsStatementLineItems [Line Items]
Other payables, current		303,858	418,084
Trade Payables Drawee Risk [Member]
IfrsStatementLineItems [Line Items]
Other payables, current		5,709,069	4,439,967
Trade Payables [Member]
IfrsStatementLineItems [Line Items]
Other payables, noncurrent		46,269	98,625
Lease liabilities [member]
IfrsStatementLineItems [Line Items]
Other payables, current		177,010	119,047
Other payables, noncurrent		516,836	492,504
Other Payables [Member]
IfrsStatementLineItems [Line Items]
Other payables, current		81,922	36,703
Other payables, noncurrent		R$ 391,535	R$ 77,912

[1]	Advances from Customers: As of December 31, 2021, refers to iron ore supply contracts signed by the subsidiary CSN Mineração with an important international player. Additionally in 2022, the subsidiaries CSN Mineração and CSN Cimentos entered into advance contracts for the sale of electricity with national operators in the sector to be executed for up to 8 years, consequently, they received in advance the amount of R$772,000.